Financial Instruments	12 Months Ended
Mar. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
36)	FINANCIAL INSTRUMENTS

Credit Risk

Exposure to Credit Risk

The carrying amount of financial assets and contract assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	As at March 31
Particulars	2019	2020
Contract assets	313	—
Trade and other receivables	55,462	56,065
Term deposits	134,133	38,030
Cash and cash equivalents (except cash in hand)	177,897	129,791
Total	367,805	223,886

The maximum exposure to credit risk for trade and other receivables and contract assets at the reporting date by geographic region was:

	As at March 31
Particulars	2019	2020
India	45,495	48,758
Thailand	4,550	3,901
Malaysia	419	318
Singapore	1,542	562
Others	3,769	2,526
Total	55,775	56,065

The maximum exposure to credit risk for trade and other receivables, term deposits and contract assets at the reporting date by type of counterparty was:

	As at March 31
Particulars	2019	2020
Airlines	19,147	16,564
Retail customers	3,861	3,145
Corporate customers	23,724	26,625
Deposit with hotels and others	6,550	8,152
Term deposits with bank	134,133	38,030
Others	2,493	1,579
Total	189,908	94,095

Impairment Losses

The Group uses a provision matrix to compute the expected credit loss allowance for trade and other receivables and contract assets. The provision matrix takes into account available external and internal credit risk factors such as credit default and the Group's historical experience for customers.

The age of trade and other receivables, term deposits, security deposits and contract assets at the reporting date was:

	As at March 31
	2019		2020
Particulars	Gross	Impairment	Gross	Impairment
Not past due	168,901	—	58,418	—
Past due 0-30 days	7,934	—	14,834	—
Past due 30-120 days	9,045	—	13,531	—
More than 120 days	5,879	1,851	10,205	2,893
Total	191,759	1,851	96,988	2,893

The movement in the allowance for impairment in respect of trade and other receivables during the year was as follows:

	For the year ended March 31
Particulars	2019	2020
Balance at the beginning of the year	1,579	1,851
Allowance for impairment	816	1,563
Amounts written off against the allowance	(451)	(346)
Effects of movement in exchange rate	(93)	(175)
Balance at the end of the year	1,851	2,893

Allowance for impairment mainly represents amounts due from airlines, and retail customers. Based on historical experience, the Group believes that no impairment allowance is necessary, apart from above, in respect of trade receivables and contract assets.

Liquidity risk

The following are the contractual maturities of financial liabilities, including estimated interest payments and excluding the impact of netting agreements:

As at March 31, 2019

Non-derivative financial liabilities	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Secured bank loans	707	(820)	(151)	(135)	(232)	(301)	(1)
Trade and other payables	110,970	(110,970)	(110,970)	—	—	—	—
Refund due to customers	5,551	(5,551)	(5,551)	—	—	—	—
Total	117,228	(117,341)	(116,672)	(135)	(232)	(301)	(1)

Notes: *	Represents undiscounted cash flows of interest and principal

As at March 31, 2020

Non-derivative financial liabilities (including hybrid financial liabilities)	Carrying amount	Contractual cash flows*	6 months or less	6 -12 months	1 -2 years	2 -5 years	More than 5 years
Lease liabilities	24,553	(35,539)	(3,236)	(2,779)	(4,978)	(12,463)	(12,083)
Secured bank loans	1,031	(1,188)	(207)	(205)	(371)	(405)	—
Trade and other payables	70,747	(70,747)	(70,747)	—	—	—	—
Other liabilities (related to business combination)	14,921	(16,710)	(5,570)	—	(5,570)	(5,570)	—
Refund due to customers	22,558	(22,558)	(22,558)	—	—	—	—
Total	133,810	(146,742)	(102,318)	(2,984)	(10,919)	(18,438)	(12,083)

Notes: *	Represents undiscounted cash flows of interest and principal

Currency Risk

Exposure to Currency Risk

The Group is exposed to currency risk to the extent that there is a mismatch between the currencies in which sales and purchase of services are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily the INR and USD.  The currencies in which these transactions are primarily denominated are INR and US dollars.

The Group’s exposure to foreign currency risk was based on the following amounts as at the reporting dates (in equivalent USD):

Between USD and INR

	As at March 31
Particulars	2019	2020
Trade and other receivables	2,615	1,403
Trade and other payables	(144,478)	(168,676)
Cash and cash equivalents	6,802	605
Net exposure	(135,061)	(166,668)

The following significant exchange rates applied during the year:

	Average exchange rate per unit		Reporting date rate per unit
			As at March 31
USD	2018-19	2019-20	2019	2020
INR 1	0.0144	0.0141	0.0144	0.0134

Sensitivity Analysis

Any change in the exchange rate of USD against currencies other than INR is not expected to have significant impact on the Group’s profit or loss. Accordingly, a 10% appreciation of the USD as indicated below, against the INR would have increased loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables remain constant.

	For the year ended March 31
Particulars	2019	2020
10% strengthening of USD against INR	(12,863)	(15,152)

A 10% depreciation of the USD against INR, would have had the equal but opposite effect on the above currency to the amounts shown above, on the basis that all other variables remain constant.

Interest Rate Risk

Profile

At the reporting date the interest rate profile of the Group’s interest-bearing financial instruments was as follows:

	As at March 31
Particulars	2019	2020
Fixed rate instruments
Financial assets
Term deposits	134,133	38,030
Financial liabilities
Secured bank loans	(707)	(1,031)
	133,426	36,999

Fair Value Sensitivity Analysis for Fixed Rate Instruments

The Group does not account for any fixed rate financial assets and liabilities at fair value through profit or loss. Therefore, a change in interest rates at the reporting date would not affect profit or loss.

Fair Value

Fair Values versus Carrying Amounts

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statement of financial position, are as follows:

	As at March 31, 2019		As at March 31, 2020
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets measured at fair value
Other investments - equity securities (FVOCI)	5,563	5,563	3,584	3,584
Right to receive equity stake in a travel entity (FVTPL)	411	411	—	—
	5,974	5,974	3,584	3,584
Financial assets not measured at fair value (Amortised cost)
Trade and other receivables	55,462	55,462	56,065	56,065
Term deposits	134,133	134,133	38,030	38,030
Cash and cash equivalents	177,990	177,990	129,881	129,881
Other investments - other securities	99	99	99	99
	367,684	367,684	224,075	224,075

Financial liabilities measured at fair value	—	—	14,921	14,921
Other liabilities (related to business combination)	—	—	14,921	14,921

Financial liabilities not measured at fair value (Other financial liabilities)
Secured bank loans	707	707	1,031	1,031
Lease liabilities	—	—	24,553	24,553
Trade and other payables	110,970	110,970	70,747	70,747
Refund due to customers	5,551	5,551	22,558	22,558
	117,228	117,228	118,889	118,889

The fair value measurements of financial assets and liabilities reported above have been categorized as Level 3 fair values based on the inputs to the valuation techniques used.

Fair value hierarchy

The table below analyses financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.
•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

	As at March 31, 2020
Particulars	Level 1	Level 2	Level 3	Total
Other investments	—	—	3,584	3,584
Total Assets	—	—	3,584	3,584

Other liabilities (related to business combination)	—	—	14,921	14,921
Total Liabilities	—	—	14,921	14,921

	As at March 31, 2019
Particulars	Level 1	Level 2	Level 3	Total
Other investments	—	—	5,563	5,563
Right to receive equity stake in travel entity	—	—	411	411
Total Assets	—	—	5,974	5,974

The following tables shows a reconciliation from the beginning balances to the ending balances for fair value measurement in Level 3 of the fair value hierarchy:

	As at March 31, 2020
Particulars	Other liabilities (related to business combination)	Other investments	Right to receive equity stake in a travel entity
Opening balances	—	5,563	411
Acquired in business combination	14,550	—	—
Total gains and losses recognized in:
—profit or loss	1,421	—	30
—other comprehensive income
-net change in fair value	—	(1,979)	—
-effect of movements in foreign exchange rates	(1,050)	—	—
Settlement by issuance of shares (refer note 25)	—	—	(441)
Closing balances	14,921	3,584	—

	As at March 31, 2019
Particulars	Other investments	Receivable from related party	Right to receive equity stake in a travel entity
Opening balances	6,071	17,100	—
Acquired through business combination	—	—	411
Total gains and losses recognized in:
—profit or loss	—	1	—
—other comprehensive income (loss)
-net change in fair value	(508)	—	—
Amount received	—	(17,101)	—
Closing balances	5,563	—	411

There were no transfers between Level 1, Level 2 and Level 3 during the year.

Valuation Techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 3 fair values as at March 31, 2020 and March 31, 2019, as well as the significant unobservable inputs used.

Financial Instruments measured at fair value:

Type	Valuation technique	Significant unobservable inputs	Inter- relationship between significant unobservable inputs and fair value measurement
Other investments - equity securities	Discounted cash flows: The valuation model considers the present value of expected free cash flows, discounted using a risk adjusted discount rate.

Forecast annual revenue growth rate : (47%) - 50%

(March 31, 2019: 20% - 50%)

Forecast EBITDA margin:

(13%) - 26%

(March 31, 2019: (12%) - 25%)

Risk adjusted discount rate: 17.0% (March 31, 2019: 17.0%)

The estimated fair value would increase (decrease) if :

  - the annual revenue growth rate were higher (lower)

  - the EBITDA margin were higher (lower)

  - the risk adjusted discount rate was lower (higher)

Other liabilities (related to business combination)	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.	Expected cash flows March 31, 2020: USD 16,710. Risk-adjusted discount rate March 31, 2020: 10.20%.	The estimated fair value would increase (decrease) if: – the expected cash flows were higher (lower); – the risk-adjusted discount rate were lower (higher).
Right to receive equity stake in a travel entity	Market approach model: The valuation model considers revenue multiple of comparative company	Revenue multiple : (March 31, 2019: 4.89)	The estimated fair value would increase (decrease) if : the revenue multiple were higher (lower)

Financial Instruments not measured at fair value:

Type	Valuation technique	Significant unobservable inputs
Other financial assets and liabilities*	Discounted cash flows	Not applicable

Notes: *

Other financial assets include trade and other receivables, term deposits, cash and cash equivalents and other investments-other securities. Other financial liabilities include secured bank loans, trade and other payables, refund due to customers and lease liabilities.

Sensitivity Analysis

Other investments – equity securities

For the fair values of other investments, reasonably possible changes of 100 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2020
	Other Comprehensive Income
	Increase	Decrease
Annual revenue growth rate	314	(312)
EBITDA Margin	145	(145)
Risk adjusted discount rate	(280)	330

	For the year ended March 31, 2019
	Other Comprehensive Income
	Increase	Decrease
Annual revenue growth rate	270	(263)
EBITDA Margin	317	(317)
Risk adjusted discount rate	(529)	624

Other liabilities (related to business combination)

For the fair values of other liabilities related to business combination, reasonably possible changes of 100 basis points at the reporting date to one of the significant unobservable inputs, holding other inputs constant, would have the following effects:

	For the year ended March 31, 2020
	Profit or loss
	Increase	Decrease
Risk adjusted discount rate	144	(149)

Right to receive equity stake in a travel entity

For the fair value of right to receive equity stake in travel entity, reasonably possible changes of 500 basis points at the reporting date to the significant unobservable input holding other inputs constant, would have the following effects (refer note 25):

	For the year ended March 31, 2019
	Profit or loss
	Increase	Decrease
Revenue Multiple	(100)	100

Impact of COVID-19 pandemic on financial assets and liabilities

Financial assets carried at fair value as at March 31, 2020 is USD 3,584, which is measured using level 3 inputs. This financial asset represent investment made in equity shares of a company engaged in travel business, which is fair value based on discounted cash flow method after considering the uncertainties arising out of COVID-19 pandemic.

Financial assets of USD 168,010 as at March 31, 2020 carried at amortised cost is in the form of cash and cash equivalents, other investments and term deposits with banks where the Group has assessed the counterparty credit risk. Trade receivables of USD 56,065 as at March 31, 2020 forms a significant part of the financial assets carried at amortised cost which is valued considering provision for allowance using expected credit loss method. In addition to the historical pattern of credit loss, management have considered the likelihood of increased credit risk and consequential default considering emerging situations due to the COVID-19 pandemic. This assessment is not based on any mathematical model but an assessment considering the nature of counterparty, impact immediately seen in the demand outlook of these counterparties and the financial strength of the counterparties in respect of whom amounts are receivable.